COST REDUCTION ACTIONS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 28, 2018 position	Jan. 01, 2022 USD ($) position	Jan. 02, 2021 USD ($) position
Restructuring charges:
Charges, Net of Reversals		$ 13.3	$ 55.3
2018 Plan
Restructuring charges:
Net number of position reduced as a result of Cost Reduction Actions | position	150
Charges, Net of Reversals		0.0	0.0
Expected number of positions reduced as a result of Cost Reduction Actions | position	390
2018/2019 Actions
Restructuring charges:
Charges, Net of Reversals		$ 0.0	$ 0.0
2019/2020 Actions
Restructuring charges:
Net number of position reduced as a result of Cost Reduction Actions | position		360	2,160
Charges, Net of Reversals		$ 13.3	$ 56.0